united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA       02481

(Address of principal executive offices) (Zip code)

Darlene Murphy

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 10, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2719

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 91.82%
AUTO MANUFACTURERS - 2.27%
General Motors Co. - Societe Generale SA Synthetic	$ 20,500,000	0.0000	11/16/2021	$ 20,971,500

BANKS - 0.10%
Goldman Sachs Group, Inc.	1,000,000	0.0000	2/16/2021	918,630

BIOTECHNOLOGY - 2.95%
ANI Pharmaceuticals, Inc.	18,000,000	3.0000	12/1/2019	21,071,250
Emergent BioSolutions, Inc.	5,000,000	2.8750	1/15/2021	6,140,625
				27,211,875
CHEMICALS - 2.57%
Aceto Corp.	25,000,000	2.0000	11/1/2020	23,718,750

COMMERCIAL SERVICES - 2.48%
Huron Consulting Group, Inc.	23,000,000	1.2500	10/1/2019	21,921,875
Macquarie Infrastructure Corp.	1,000,000	2.0000	10/1/2023	986,250
				22,908,125
COMPUTERS - 3.04%
Apple, Inc. - Wells Fargo & Co. Synthetic	7,000,000	0.0000	1/24/2020	8,973,300
Electronics For Imaging, Inc.	17,000,000	0.7500	9/1/2019	17,839,375
Intel Corp. - Wells Fargo & Co. Synthetic	1,000,000	0.0000	6/5/2020	1,278,600
				28,091,275
DIVERSIFIED FINANCIAL SERVICES - 5.23%
Blackhawk Network Holdings, Inc. - 144A	1,000,000	1.5000	1/15/2022	1,008,750
Encore Capital Group, Inc.	23,000,000	2.8750	3/15/2021	20,470,000
Encore Capital Group, Inc.	5,000,000	3.0000	7/1/2020	4,809,375
PRA Group, Inc.	23,000,000	3.0000	8/1/2020	22,008,125
				48,296,250
ELECTRONICS - 1.77%
TTM Technologies, Inc.	10,000,000	1.7500	12/15/2020	16,312,500

ENERGY-ALTERNATE SOURCES - 1.85%
Green Plains, Inc. -144A	5,000,000	4.1250	9/1/2022	5,268,750
Renewable Energy Group, Inc.	12,823,000	2.7500	6/15/2019	11,781,131
				17,049,881
ENGINEERING & CONSTRUCTION - 4.25%
Dycom Industries, Inc.	14,000,000	0.7500	9/15/2021	15,295,000
Tutor Perini Corp. - 144A	20,000,000	2.8750	6/15/2021	23,925,000
				39,220,000
FOREST PRODUCTS & PAPER - 1.52%
International Paper Co. - Wells Fargo & Co. Synthetic	13,500,000	0.0000	6/10/2020	14,054,850

HEALTHCARE-PRODUCTS - 2.37%
Repligen Corp.	8,000,000	2.1250	6/1/2021	9,170,000
Trinity Biotech Investment Ltd.	15,000,000	4.0000	4/1/2045	12,731,250
				21,901,250
HOLDING COMPANIES-DIVERSIFIED - 1.99%
RWT Holdings, Inc.	18,000,000	5.6250	11/15/2019	18,371,250

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

HOME BUILDERS - 5.32%
CalAtlantic Group, Inc.	$ 1,000,000	0.2500	6/1/2019	$ 935,000
LGI Homes, Inc.	21,000,000	4.2500	11/15/2019	31,998,750
M/I Homes, Inc.	14,788,000	3.0000	3/1/2018	15,139,215
Toll Brothers Finance Corp.	1,000,000	0.5000	9/15/2032	990,000
				49,062,965
INSURANCE - 0.22%
HCI Group, Inc.	2,000,000	3.8750	3/15/2019	2,041,250

INTERNET - 1.91%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	2,000,000	0.0000	2/19/2021	2,243,580
Google, Inc. - UBS AG Synthetic	13,000,000	0.0000	2/15/2021	14,379,300
Yahoo!, Inc.	1,000,000	0.0000	12/1/2018	1,023,750
				17,646,630
INVESTMENT COMPANIES - 1.49%
Goldman Sachs BDC, Inc. - 144A	6,000,000	4.5000	4/1/2022	6,030,000
New Mountain Finance Corp.	5,000,000	5.0000	6/15/2019	5,175,000
Prospect Capital Corp.	2,500,000	4.7500	4/15/2020	2,456,250
				13,661,250
MISCELLANEOUS MANUFACTURING - 2.46%
General Electric Co. - Barclays Bank PLC Synthetic	21,000,000	0.0000	8/18/2021	22,623,300

PHARMACEUTICALS - 7.63%
Impax Laboratories, Inc.	28,000,000	2.0000	6/15/2022	22,697,500
Jazz Investments, Ltd.	25,000,000	1.8750	8/15/2021	25,234,375
Sucampo Pharmaceuticals, Inc. - 144A	23,000,000	3.2500	12/15/2021	22,496,875
				70,428,750
PRIVATE EQUITY - 2.16%
Hercules Capital, Inc. - 144A	20,000,000	4.3750	2/1/2022	19,937,500

REAL ESTATE - 1.60%
Forestar Group, Inc.	15,000,000	3.7500	3/1/2020	14,765,625

REITS - 10.31%
Apollo Commercial Real Estate Finance, Inc.	15,000,000	5.5000	3/15/2019	15,900,000
Arbor Realty Trust, Inc.	21,000,000	6.5000	10/1/2019	20,934,375
Colony Capital, Inc.	22,000,000	3.8750	1/15/2021	22,068,750
Colony Capital, Inc.	1,000,000	5.0000	4/15/2023	1,040,625
New York Mortgage Trust, Inc.	14,342,000	6.2500	1/15/2022	14,028,269
PennyMac Corp.	22,000,000	5.3750	5/1/2020	21,120,000
				95,092,019
RETAIL - 3.27%
Restoration Hardware Holdings, Inc. - 144A	24,000,000	0.0000	6/15/2019	20,355,000
Vitamin Shoppe, Inc.	11,000,000	2.2500	12/1/2020	9,728,125
				30,083,125
SEMICONDUCTORS - 7.54%
Inphi Corp. - 144A	15,100,000	0.7500	9/1/2021	16,355,188
Integrated Device Technology, Inc.	23,000,000	0.8750	11/15/2022	24,552,500
ON Semiconductor Corp.	25,000,000	1.0000	12/1/2020	26,421,875
Teradyne, Inc. - 144A	2,000,000	1.2500	12/15/2023	2,267,500
				69,597,063

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

SOFTWARE - 3.19%
Akamai Technologies, Inc.	$ 2,000,000	0.0000	2/15/2019	$ 2,100,000
Nice Systems, Inc. - 144A	2,000,000	1.2500	1/15/2024	2,142,500
Synchronoss Technologies, Inc.	15,000,000	0.7500	8/15/2019	15,721,875
Verint Systems, Inc.	10,000,000	1.5000	6/1/2021	9,506,250
				29,470,625
TELECOMMUNICATIONS - 3.76%
CalAmp Corp.	10,000,000	1.6250	5/15/2020	9,687,500
Finisar Corp.	5,000,000	0.5000	12/15/2033	5,843,750
Finisar Corp. - 144A	19,000,000	0.5000	12/15/2036	19,178,125
				34,709,375
TRANSPORTATION - 8.57%
Aegean Marine Petroleum Network, Inc. - 144A	24,000,000	4.2500	12/15/2021	24,420,000
Atlas Air Worldwide Holdings, Inc.	25,000,000	2.2500	6/1/2022	26,031,250
Echo Global Logistics, Inc.	23,000,000	2.5000	5/1/2020	22,482,500
Ship Finance International Ltd.	6,000,000	5.7500	10/15/2021	6,093,750
				79,027,500

TOTAL CONVERTIBLE BONDS				847,173,113
(Cost - $820,125,998)

U.S. TREASURY OBLIGATIONS - 4.80%
United States Treasury Notes	5,000,000	0.7500	2/28/2018	4,991,700
United States Treasury Notes	5,000,000	0.7500	10/31/2018	4,966,210
United States Treasury Notes	5,000,000	0.7500	2/15/2019	4,951,855
United States Treasury Notes	5,000,000	1.0000	6/30/2019	4,960,645
United States Treasury Notes	5,000,000	1.1250	2/28/2021	4,873,243
United States Treasury Notes	5,000,000	1.2500	1/31/2020	4,966,307
United States Treasury Notes	5,000,000	1.2500	7/31/2023	4,715,820
United States Treasury Notes	5,000,000	1.3750	10/31/2020	4,944,140
United States Treasury Notes	5,000,000	1.6250	11/15/2022	4,874,610
TOTAL U.S. TREASURY OBLIGATIONS				44,244,530
(Cost - $44,477,179)
	Shares
SHORT-TERM INVESTMENTS - 2.44%
MONEY MARKET FUND - 2.44%
Milestone Treasury Obligations Portfolio - Institutional Class +	22,513,484	0.3300		22,513,484
TOTAL SHORT-TERM INVESTMENTS
(Cost - $22,513,484)

TOTAL INVESTMENTS - 99.06%
(Cost - $887,116,661) (a)				$ 913,931,127
OTHER ASSETS LESS LIABILITIES - 0.94%				8,685,855
NET ASSETS - 100.00%				$ 922,616,982

+ Variable rate security. Interest rate is as of January 31, 2017.
PLC - Public Limited Company
REITS - Real Estate Investment Trusts.
144A - Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $876,041,547 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:			58,766,158
	Unrealized Depreciation:			(20,876,578)
	Net Unrealized Appreciation:			37,889,580

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
TOTAL RETURN SWAP	Notional Amount	Termination Date	Payable for Open Swap Contracts

Agreement with ReFlow Fund, LLC dated January 1, 2017 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95%.	$ 63,942,056	12/29/2017	$ (503,349)

PORTFOLIO ANALYSIS (Unaudited)
As of January 31, 2017
	% of Net
Sector	Assets
Financial	30.27%
Consumer, Non-cyclical	15.44%
Industrial	14.58%
Technology	12.67%
Consumer, Cyclical	8.58%
Government	4.80%
Communications	3.87%
Basic Materials	2.57%
Short-Term Investments	2.44%
Diversified	1.99%
Energy	1.85%
Other Assets Less Liabilities	0.94%
	100.00%

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 138.77%
AUTO MANUFACTURERS - 2.10%
General Motors Co. - Societe Generale SA Synthetic *	$ 2,890,000	0.0000	11/16/2021	$ 2,956,470

AUTO PARTS & EQUIPMENT - 3.73%
Horizon Global Corp. *	5,000,000	2.7500	7/1/2022	5,246,875

BIOTECHNOLOGY - 2.26%
ANI Pharmaceuticals, Inc. *	2,200,000	3.0000	12/1/2019	2,575,375
Emergent BioSolutions, Inc. *	500,000	2.8750	1/15/2021	614,063
				3,189,438
CHEMICALS - 5.39%
Aceto Corp. *	8,000,000	2.0000	11/1/2020	7,590,000

COMMERCIAL SERVICES - 4.74%
Huron Consulting Group, Inc. *	7,000,000	1.2500	10/1/2019	6,671,875

COMPUTERS - 1.12%
Electronics For Imaging, Inc. *	1,500,000	0.7500	9/1/2019	1,574,062

DIVERSIFIED FINANCIAL SERVICES - 8.59%
Encore Capital Group, Inc. *	8,000,000	2.8750	3/15/2021	7,120,000
PRA Group, Inc. *	5,200,000	3.0000	8/1/2020	4,975,750
				12,095,750
ELECTRONICS - 2.32%
TTM Technologies, Inc. *	2,000,000	1.7500	12/15/2020	3,262,500

ENERGY-ALTERNATE SOURCES - 1.40%
Green Plains, Inc. - 144A *	1,000,000	4.1250	9/1/2022	1,053,750
Renewable Energy Group, Inc. *	1,000,000	2.7500	6/15/2019	918,750
				1,972,500
ENGINEERING & CONSTRUCTION - 4.17%
Dycom Industries, Inc. *	1,000,000	0.7500	9/15/2021	1,092,500
Tutor Perini Corp. - 144A *	4,000,000	2.8750	6/15/2021	4,785,000
				5,877,500
HEALTHCARE-PRODUCTS - 3.38%
Trinity Biotech Investment Ltd. *	5,600,000	4.0000	4/1/2045	4,753,000

HOLDING COMPANIES-DIVERSIFIED - 1.09%
RWT Holdings, Inc. *	1,500,000	5.6250	11/15/2019	1,530,938

HOME BUILDERS - 3.91%
LGI Homes, Inc. *	1,600,000	4.2500	11/15/2019	2,438,000
M/I Homes, Inc. *	3,000,000	3.0000	3/1/2018	3,071,250
				5,509,250
INTERNET - 1.10%
Google, Inc. - UBS AG Synthetic *	1,400,000	0.0000	2/15/2021	1,548,540

INVESTMENT COMPANIES - 3.61%
Goldman Sachs BDC, Inc. - 144A *	3,000,000	4.5000	4/1/2022	3,015,000
New Mountain Finance Corp. *	2,000,000	5.0000	6/15/2019	2,070,000
				5,085,000
MISCELLANEOUS MANUFACTURING - 1.76%
General Electric Co. - Barclays Bank PLC Synthetic *	2,300,000	0.0000	8/18/2021	2,477,790

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

PHARMACEUTICALS - 14.84%
Impax Laboratories, Inc. *	$ 8,000,000	2.0000	6/15/2022	$ 6,485,000
Jazz Investments, Ltd. *	7,500,000	1.8750	8/15/2021	7,570,312
Sucampo Pharmaceuticals, Inc. - 144A *	7,000,000	3.2500	12/15/2021	6,846,875
				20,902,187
PRIVATE EQUITY - 5.87%
Hercules Capital, Inc. - 144A *	8,300,000	4.3750	2/1/2022	8,274,062

REAL ESTATE - 0.70%
Forestar Group, Inc. *	1,000,000	3.7500	3/1/2020	984,375

REITS - 20.49%
Apollo Commercial Real Estate Finance, Inc. *	2,000,000	5.5000	3/15/2019	2,120,000
Arbor Realty Trust, Inc. *	13,069,000	6.5000	10/1/2019	13,028,159
Colony Capital, Inc. *	4,000,000	3.8750	1/15/2021	4,012,500
New York Mortgage Trust, Inc. *	5,000,000	6.2500	1/15/2022	4,890,625
PennyMac Corp. *	5,000,000	5.3750	5/1/2020	4,800,000
				28,851,284
RETAIL - 4.57%
Restoration Hardware Holdings, Inc. - 144A *	5,500,000	0.0000	6/15/2019	4,664,687
Vitamin Shoppe, Inc. *	2,000,000	2.2500	12/1/2020	1,768,750
				6,433,437
SEMICONDUCTORS - 10.69%
Inphi Corp. - 144A *	3,000,000	0.7500	9/1/2021	3,249,375
Integrated Device Technology, Inc. *	3,000,000	0.8750	11/15/2022	3,202,500
ON Semiconductor Corp. *	6,000,000	1.0000	12/1/2020	6,341,250
Teradyne, Inc. - 144A *	2,000,000	1.2500	12/15/2023	2,267,500
				15,060,625
SOFTWARE - 6.43%
Nice Systems, Inc. - 144A *	6,500,000	1.2500	1/15/2024	6,963,125
Synchronoss Technologies, Inc.	2,000,000	0.7500	8/15/2019	2,096,250
				9,059,375
TELECOMMUNICATIONS - 6.62%
CalAmp Corp. *	2,000,000	1.6250	5/15/2020	1,937,500
Finisar Corp. *	2,000,000	0.5000	12/15/2033	2,337,500
Finisar Corp. - 144A *	5,000,000	0.5000	12/15/2036	5,046,875
				9,321,875
TRANSPORTATION - 17.89%
Aegean Marine Petroleum Network, Inc. - 144A *	7,000,000	4.2500	12/15/2021	7,122,500
Atlas Air Worldwide Holdings, Inc. *	7,000,000	2.2500	6/1/2022	7,288,750
Echo Global Logistics, Inc. *	4,800,000	2.5000	5/1/2020	4,692,000
Ship Finance International Ltd. *	6,000,000	5.7500	10/15/2021	6,093,750
				25,197,000

TOTAL CONVERTIBLE BONDS
(Cost - $189,803,602)				195,425,708

U.S. TREASURY OBLIGATIONS - 7.66%
United States Treasury Notes *	1,000,000	0.6250	9/30/2017	999,219
United States Treasury Notes *	1,000,000	0.7500	2/28/2018	998,340
United States Treasury Notes *	2,000,000	0.8750	5/15/2019	1,980,195
United States Treasury Notes *	2,000,000	1.2500	3/31/2021	1,956,914
United States Treasury Notes *	1,000,000	1.2500	7/31/2023	943,164
United States Treasury Notes *	2,000,000	1.3750	8/31/2020	1,981,992
United States Treasury Notes *	1,000,000	1.5000	2/28/2023	963,516
United States Treasury Notes *	1,000,000	1.6250	11/15/2022	974,922
TOTAL U.S. TREASURY OBLIGATIONS				10,798,262
(Cost - $10,896,534)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Security	Shares	Interest Rate (%)		Market Value

SHORT-TERM INVESTMENTS - 4.19%
MONEY MARKET FUND - 4.19%
Milestone Treasury Obligations Portfolio - Institutional Class +	5,899,881	0.3300		$ 5,899,881
TOTAL SHORT-TERM INVESTMENTS
(Cost - $5,899,881)

TOTAL INVESTMENTS - 150.62%
(Cost - $206,600,017) (a)				$ 212,123,851
LIABILITIES IN EXCESS OF OTHER ASSETS - (50.62)%				(71,294,333)
NET ASSETS - 100.0%				$ 140,829,518

+ Variable rate security. Interest rate is as of January 31, 2017.
PLC - Public Limited Company
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
* All or a portion of this security is segregated as collateral for the Line of Credit as of January 31, 2017.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $205,828,466 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 8,614,162
	Unrealized Depreciation:			(2,318,777)
	Net Unrealized Appreciation:			$ 6,295,385

TOTAL RETURN SWAP	Notional Amount		Termination Date	Receivable for Open Swap Contracts

Agreement with ReFlow Fund, LLC dated November 14, 2016 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 2.25%.	$ 18,429,669		12/26/2017	$ 144,826

PORTFOLIO ANALYSIS (Unaudited)
As of January 31, 2017
	% of Net
Sector	Assets
Financial	44.22%
Consumer, Non-cyclical	25.22%
Industrial	24.38%
Technology	18.24%
Consumer, Cyclical	12.20%
Government	7.67%
Communications	6.62%
Basic Materials	5.39%
Short-Term Investments	4.19%
Energy	1.40%
Diversified	1.09%
Liabilities in Excess of Other Assets	(50.62)%
	100.00%

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 68.94%
AUTO MANUFACTURERS - 1.58%
General Motors Co. - Societe Generale SA Synthetic	$ 2,500,000	0.0000	11/16/2021	$ 2,557,500

BIOTECHNOLOGY - 0.72%
ANI Pharmaceuticals, Inc.	1,000,000	3.0000	12/1/2019	1,170,625

CHEMICALS - 2.34%
Aceto Corp.	4,000,000	2.0000	11/1/2020	3,795,000

COMMERCIAL SERVICES - 2.67%
Huron Consuliting Group, Inc.	3,500,000	1.2500	10/1/2019	3,335,938
Macquarie Infrastructure Corp.	1,000,000	2.0000	10/1/2023	986,250
				4,322,188
COMPUTERS - 0.32%
Electronics For Imaging, Inc.	500,000	0.7500	9/1/2019	524,687

DIVERSIFIED FINANCIAL SERVICES - 4.40%
Encore Capital Group, Inc.	1,000,000	2.8750	3/15/2021	890,000
Encore Capital Group, Inc.	3,000,000	3.0000	7/1/2020	2,885,625
PRA Group, Inc.	3,500,000	3.0000	8/1/2020	3,349,063
				7,124,688
ELECTRONICS - 1.01%
TTM Technologies, Inc.	1,000,000	1.7500	12/15/2020	1,631,250

ENERGY-ALTERNATE SOURCES - 0.65%
Green Plains, Inc. - 144A	1,000,000	4.1250	9/1/2022	1,053,750

ENGINEERING & CONSTRUCTION - 2.37%
Dycom Industries, Inc.	1,000,000	0.7500	9/15/2021	1,092,500
Tutor Perini Corp. - 144A	2,300,000	2.8750	6/15/2021	2,751,375
				3,843,875
FOREST PRODUCTS & PAPER - 1.03%
International Paper Co. - Wells Fargo & Co. Synthetic	1,600,000	0.0000	6/10/2020	1,665,760

HEALTHCARE PRODUCTS - 1.41%
Trinity Biotech Investment, Ltd.	2,700,000	4.0000	4/1/2045	2,291,625

HOLDING COMPANIES-DIVERSIFIED - 0.63%
RWT Holdings, Inc.	1,000,000	5.6250	11/15/2019	1,020,625

HOME BUILDERS - 1.43%
LGI Homes, Inc.	650,000	4.2500	11/15/2019	990,438
M/I Homes, Inc.	1,300,000	3.0000	3/1/2018	1,330,875
				2,321,313
INSURANCE - 0.76%
HCI Group, Inc.	1,200,000	3.8750	3/15/2019	1,224,750

INTERNET - 0.28%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	400,000	0.0000	2/19/2021	448,716

INVESTMENT COMPANIES - 2.32%
Goldman Sachs BDC, Inc. - 144A	2,500,000	4.5000	4/1/2022	2,512,500
New Mountain Finance Corp.	1,200,000	5.0000	6/15/2019	1,242,000
				3,754,500
MISCELLANEOUS MANUFACTURING - 0.67%
General Electric Co. - Barclays Bank PLC Synthetic	1,000,000	0.0000	8/18/2021	1,077,300

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

PHARMACEUTICALS - 6.86%
Impax Laboratories, Inc.	$ 4,500,000	2.0000	6/15/2022	$ 3,647,813
Jazz Investments, Ltd.	4,000,000	1.8750	8/15/2021	4,037,500
Sucampo Pharmaceuticals, Inc. - 144A	3,500,000	3.2500	12/15/2021	3,423,437
				11,108,750
PRIVATE EQUITY - 2.46%
Hercules Capital, Inc. - 144A	4,000,000	4.3750	2/1/2022	3,987,500

REAL ESTATE - 0.61%
Forestar Group, Inc.	1,000,000	3.7500	3/1/2020	984,375

REITS - 9.02%
Apollo Commercial Real Estate Finance, Inc.	1,200,000	5.5000	3/15/2019	1,272,000
Arbor Realty Trust, Inc.	3,560,000	6.5000	10/1/2019	3,548,875
Colony Financials, Inc.	3,000,000	3.8750	1/15/2021	3,009,375
New York Martgage Trust, Inc.	3,500,000	6.2500	1/15/2022	3,423,437
PennyMac Corp.	3,500,000	5.3750	5/1/2020	3,360,000
				14,613,687
RETAIL - 2.77%
Restoration Hardware Holdings, Inc. - 144A	3,200,000	0.0000	6/15/2019	2,714,000
Vitamin Shoppe, Inc.	2,000,000	2.2500	12/1/2020	1,768,750
				4,482,750
SEMICONDUCTORS - 7.59%
Inphi Corp. - 144A	2,400,000	0.7500	9/1/2021	2,599,500
Integrated Device Technology, Inc.	3,000,000	0.8750	11/15/2022	3,202,500
ON Semiconductor Corp.	4,000,000	1.0000	12/1/2020	4,227,500
Teradyne, Inc. - 144A	2,000,000	1.2500	12/15/2023	2,267,500
				12,297,000
SOFTWARE - 2.50%
Nice Systems, Inc. - 144A	2,800,000	1.2500	1/15/2024	2,999,500
Synchronoss Technologies, Inc.	1,000,000	0.7500	8/15/2019	1,048,125
				4,047,625
TELECOMMUNICATIONS - 3.45%
CalAmp Corp.	1,600,000	1.6250	5/15/2020	1,550,000
Finisar Corp. - 144A	4,000,000	0.5000	12/15/2036	4,037,500
				5,587,500
TRANSPORTATION - 9.09%
Aegean Marine Petroleum Network, Inc. - 144A	4,000,000	4.2500	12/15/2021	4,070,000
Atlas Air Worldwide Holdings, Inc.	4,000,000	2.2500	6/1/2022	4,165,000
Echo Global Logistics, Inc.	3,000,000	2.5000	5/1/2020	2,932,500
Ship Finance International Ltd.	3,500,000	5.7500	10/15/2021	3,554,687
				14,722,187

TOTAL CONVERTIBLE BONDS				111,659,526
(Cost - $107,994,555)

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

U.S. TREASURY OBLIGATIONS - 28.93%
United States Treasury Notes	$ 3,000,000	0.6250	9/30/2017	$ 2,997,657
United States Treasury Notes	5,500,000	0.7500	2/28/2018	5,490,870
United States Treasury Notes	600,000	0.8750	1/15/2018	600,035
United States Treasury Notes	7,500,000	0.8750	5/15/2019	7,425,731
United States Treasury Notes	600,000	1.0000	12/15/2017	600,942
United States Treasury Notes	850,000	1.0000	3/15/2018	850,664
United States Treasury Notes	7,300,000	1.1250	2/28/2021	7,114,934
United States Treasury Notes	3,800,000	1.2500	7/31/2023	3,584,023
United States Treasury Notes	600,000	1.3750	12/31/2018	602,110
United States Treasury Notes	350,000	1.3750	2/29/2020	348,544
United States Treasury Notes	6,700,000	1.3750	8/31/2020	6,639,673
United States Treasury Notes	700,000	1.3750	5/31/2021	687,053
United States Treasury Notes	600,000	1.5000	1/31/2022	587,672
United States Treasury Notes	2,300,000	1.5000	2/28/2023	2,216,086
United States Treasury Notes	6,600,000	1.6250	11/15/2022	6,434,485
United States Treasury Notes	700,000	1.6250	5/31/2023	677,086
TOTAL U.S. TREASURY OBLIGATIONS				46,857,565
(Cost - $47,244,881)
	Shares
SHORT-TERM INVESTMENTS - 2.31%
MONEY MARKET FUND - 2.31%
Milestone Treasury Obligations Portfolio - Institutional Class +	3,735,344	0.3300		3,735,344
TOTAL SHORT-TERM INVESTMENTS
(Cost - $3,735,344)

TOTAL INVESTMENTS - 100.18%
(Cost - $158,974,780) (a)				$ 162,252,435
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18)%				(295,998)
NET ASSETS - 100.00%				$ 161,956,437

+ Variable rate security. Interest rate is as of January 31, 2017.
PLC - Public Limited Company
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $158,680,286 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:			$ 4,904,228
	Unrealized Depreciation:			(1,332,079)
	Net Unrealized Appreciation:			$ 3,572,149

PORTFOLIO ANALYSIS (Unaudited)
As of January 31, 2017
	% of Net
Sector	Assets
Government	28.93%
Financial	23.12%
Industrial	12.47%
Consumer, Non-cyclical	11.66%
Technology	10.42%
Consumer, Cyclical	4.20%
Communications	3.45%
Basic Materials	2.34%
Short-Term Investments	2.31%
Energy	0.65%
Diversified	0.63%
Liabilities in Excess of Other Assets	(0.18)%
	100.00%

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2017
The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.  The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarizes the inputs used as of January 31, 2017 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 847,173,113	$ -	$ 847,173,113
U.S. Treasury Obligations	-	44,244,530	-	44,244,530
Short-Term Investments	22,513,484	-	-	22,513,484
Total Investments in Securities	$ 22,513,484	$ 891,417,643	$ -	$ 913,931,127
Liabilities
Total Return Swap**	$ -	$ 503,349	$ -	$ 503,349

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017

Miller Convertible Plus Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 195,425,708	$ -	$ 195,425,708
U.S. Treasury Obligations	-	10,798,262	-	10,798,262
Short-Term Investments	5,899,881	-	-	5,899,881
Total Return Swaps	-	144,826	-	144,826
Total Investments in Securities	$ 5,899,881	$ 206,368,796	$ -	$ 212,268,677

Miller Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 111,659,526	$ -	$ 111,659,526
U.S. Treasury Obligations	-	46,857,565	-	46,857,565
Short-Term Investments	3,735,344	-	-	3,735,344
Total Investments in Securities	$ 3,735,344	$ 158,517,091	$ -	$ 162,252,435

* Please refer to the Schedule of Investments for industry classification.
** Represents variation margin on the last day of the reporting period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.
The Funds did no hold any Level 3 securities.

Exchange Traded Funds - The Fund may invest in ETFs.  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Derivative Transactions – The Funds may enter into total return swaps.  Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Funds may use their own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Funds' overall return) by replacing it with the impact of market exposure based upon the Funds' own investment holdings.  The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the period ended January 31, 2017, the Convertible Bond Fund and the Convertible Plus Fund invested in total return swaps. At January 31, 2017, the payable from open swap contracts was $503,349, for the Convertible Bond Fund, and the receivable from open swap contracts was $144,826, for the Convertible Plus Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President and Principal Financial Officer/Treasurer

Miller Investment Trust

Date 3/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President and Principal Financial Officer/Treasurer

Miller Investment Trust

Date 3/28/17